Schedule of Investments (unaudited) July 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 123.2%

Alabama — 1.9%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	$1,115	$1,350,510
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	655	691,739

		2,042,249

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	75	75,089

Arizona — 1.5%
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	230	257,147
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,309,730

		1,566,877

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(b)	835	869,268

California — 9.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,010	1,062,379
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	400	453,376
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	45	50,534
5.25%, 08/15/49	115	127,496
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	475	507,984
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(b)	500	550,210
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	1,875	1,925,437

Security	Par (000)	Value

California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$110	$129,275
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	350	350,105
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	880	889,891
State of California, GO, Various Purposes, 6.00%, 03/01/33	800	822,216
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	240	272,354
Sub-Series I-1, 6.38%, 11/01/19(a)	375	379,909
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	915	1,050,969
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	1,185	1,197,739
5.13%, 06/01/46	605	605,811

		10,375,685

Colorado — 2.9%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 07/01/34	680	681,394
Catholic Health Initiatives, Series B-1, 4.00%, 11/09/22(a)	515	561,659
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,530,017
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	320	330,400

		3,103,470

Connecticut — 0.9%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	930	982,340

Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	856,326

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$1,210	$1,244,715

		2,101,041

District of Columbia — 1.8%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	690	726,915
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	161,011
5.25%, 10/01/44	1,000	1,006,730

		1,894,656

Florida — 1.7%
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	950	1,073,747
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	710	762,015

		1,835,762

Georgia — 3.3%
Brookhaven Development Authority, RB, Children’s Helthcare of Atlanta, Series A(c):
3.00%, 07/01/46	845	833,356
4.00%, 07/01/49	1,045	1,146,449
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	160	185,523
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/19(a)	265	267,703
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	780	1,053,195

		3,486,226

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	425	440,168

Illinois — 19.4%
Chicago Board of Education, GO:
Refunding, Dedicated Revenues, Series D, 5.00%, 12/01/31	150	169,275
Refunding, Dedicated Revenues, Series G, 5.00%, 12/01/44	150	163,986

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO (continued):
Project, 5.25%, 12/01/35	$490	$532,199
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	280	325,035
Dedicated Revenues, Series F, 5.00%, 12/01/22	205	220,543
5.00%, 12/01/25	215	243,058
Chicago Board of Education, GO, Series C, Series D:
5.00%, 12/01/46	175	193,214
5.00%, 12/01/46	460	483,598
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(a)	645	685,706
5.63%, 01/01/35	155	163,348
Series A, 5.75%, 01/01/21(a)	1,260	1,341,686
Series A, 5.75%, 01/01/39	240	252,874
Series C, 6.50%, 01/01/21(a)	1,855	1,994,310
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	351,599
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	500	536,605
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	266,935
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	326,146
Central Dupage Health, Series B, 5.50%, 11/01/19(a)	2,500	2,527,000
Presence Health Network, Series C, 5.00%, 02/15/41	1,600	1,896,496
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/44(d)	2,980	1,170,872
Series B (AGM), 5.00%, 06/15/50	1,280	1,316,902
Series B-2, 5.00%, 06/15/50	795	806,694
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	175	188,787
6.00%, 06/01/21	940	1,022,541
State of Illinois, GO, 5.00%, 03/01/37	455	473,791
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	225	254,736

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO, Series A:
5.00%, 04/01/35	$1,000	$1,057,620
5.00%, 04/01/38	1,135	1,196,869
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	310	347,984

		20,510,409

Indiana — 4.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	245	284,124
7.00%, 01/01/44	1,090	1,254,459
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,091,583
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	140	152,201
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	465	503,758
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	125	136,570
Sisters of St. Francis Health Services, 5.25%, 11/01/19(a)	270	272,676
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	350	364,259
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	400	440,672

		4,500,302

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	890	976,383
Midwestern Disaster Area, 5.25%, 12/01/25	145	158,858
Midwestern Disaster Area, 5.88%, 12/01/26(b)	130	136,427

Security	Par (000)	Value

Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$45	$46,343

		1,318,011

Kentucky — 5.0%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(a)	325	369,249
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(d)	5,000	4,488,650
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(f)	375	395,377

		5,253,276

Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,113,584
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	320	328,717
5.25%, 05/15/31	270	284,915
5.25%, 05/15/32	345	373,521
5.25%, 05/15/33	375	405,577
5.25%, 05/15/35	160	176,226

		2,682,540

Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	135	140,168
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	664,028

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	$690	$739,590

		1,543,786

Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	540	615,584
UMass Boston Student Housing Project, 5.00%, 10/01/48	600	671,010

		1,286,594

Michigan — 3.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	1,925	2,105,815
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	465	496,332
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(a)	240	248,208
5.50%, 05/15/36	195	200,107
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	275	297,457

		3,347,919

Minnesota — 1.7%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,190	1,292,780
5.25%, 02/15/58	400	473,364

		1,766,144

Missouri — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	87,362
County of St. Louis Missouri IDA, Refunding RB, Friendship Village St. Louis Obligated Group, 5.00%, 09/01/37	500	562,070

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	$330	$334,597
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	80	86,278

		1,070,307

Nebraska — 1.4%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	260	286,330
5.00%, 09/01/42	455	497,683
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 01/01/40	720	731,866

		1,515,879

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project,(b):
Series B, 4.63%, 11/01/42	490	502,427
Series C, AMT, 4.88%, 11/01/42	285	292,934

		795,361

New Jersey — 10.7%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	320	348,941
5.25%, 11/01/44	610	665,217
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	340	344,831
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(g)(h)	645	6,450
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,090	1,185,320
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 09/15/29	145	159,407
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 01/01/43	500	556,980
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	775	923,358

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	$705	$821,706
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	500	594,800
Transportation Program, Series AA, 5.00%, 06/15/45	415	458,040
Transportation System, Series A, 5.50%, 06/15/41	575	605,136
Transportation System, Series B, 5.25%, 06/15/36	790	831,791
Rutgers – The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	165	183,086
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	450	530,676
5.00%, 06/01/46	1,065	1,191,256
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	1,755	1,899,770

		11,306,765

New York — 7.0%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	770	828,158
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	500	552,325
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	600	613,128
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	276	298,420
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	861,997
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	385	391,753
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	1,365	1,497,009

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	$105	$116,540
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	265	296,747
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	1,000	1,116,290
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	431,283
6.00%, 12/01/42	395	414,280

		7,417,930

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	185	204,212

Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,045	1,027,183
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	210	231,193
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 05/01/39	575	576,029
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(b)	250	268,465
State of Ohio Higher Educational Facility Commission, Refunding RB, Ohio Wesleyan University, 4.00%, 10/01/49(c)	630	678,441

		2,781,311

Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	390	453,328

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	$585	$658,078

		1,111,406

Oregon — 0.9%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	395	192,152
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project (AGM), 5.00%, 07/01/44	715	764,692

		956,844

Pennsylvania — 2.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(b):
5.00%, 05/01/28	100	105,977
5.13%, 05/01/32	100	109,504
5.38%, 05/01/42	145	159,743
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	200	215,212
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	650	728,975
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	605,622
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	480	512,261
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	393,828

		2,831,122

Puerto Rico — 5.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	395	401,624
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	830	835,835
5.13%, 07/01/37	240	242,398

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	$245	$247,614
6.00%, 07/01/44	440	444,400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	9	9,282
Series A-1, 4.75%, 07/01/53	528	514,599
Series A-1, 5.00%, 07/01/58	2,005	2,000,810
Series A-2, 4.55%, 07/01/40	253	243,027
Series A-2, 5.00%, 07/01/58	544	522,126

		5,461,715

Rhode Island — 2.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	830	849,605
5.00%, 06/01/50	1,580	1,652,917

		2,502,522

South Carolina — 4.6%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	680	803,366
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(a)	1,040	1,079,291
AMT, 5.25%, 07/01/55	405	462,089
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	1,235	1,392,561
Series E, 5.50%, 12/01/53	500	555,105
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	540	619,396

		4,911,808

Tennessee — 0.8%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(a)	440	499,880

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	$260	$308,591

		808,471

Texas — 10.2%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	680	727,151
Sub-Lien, 5.00%, 01/01/33	115	126,878
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	135	150,514
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	230	261,830
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	145	172,988
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38(d)	4,750	2,207,895
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(d)	4,485	2,237,925
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(a):
6.00%, 08/15/20	95	99,697
6.00%, 08/15/20	1,175	1,233,092
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(a)(d)	640	310,029
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	565	620,285
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58(c)	745	860,013
Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	450	495,324
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	524,250

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB (continued):
Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$275	$280,517
Texas Transportation Commission, RB, First Tier Toll Revenue,(d):
CAB, 0.00%, 08/01/42	855	317,111
0.00%, 08/01/40	500	207,965

		10,833,464

Virginia — 2.1%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	165	176,380
5.13%, 03/01/31	320	348,899
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	250	271,898
6.00%, 01/01/37	1,320	1,458,468

		2,255,645

Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	235	266,194
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	715	808,014

		1,074,208

Wisconsin — 0.5%
Public Finance Authority, Refunding RB, Wingate University, Series A, 5.25%, 10/01/48	425	477,305

Wyoming — 0.9%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 1.70%, 07/15/26	975	978,227

Total Municipal Bonds — 123.2% (Cost — $120,005,002)		130,276,314

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 8.0%
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(a)	$2,970	$2,999,670
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,000	2,315,000
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,160	2,585,391
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	554	553,517

		8,453,578

Colorado — 1.2%
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,180	1,261,467

District of Columbia — 0.5%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	520	563,040

Georgia — 1.0%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,098,390

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,330	1,455,246

Illinois — 2.2%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,997	2,281,994

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,125	1,185,232

Massachusetts — 2.1%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,350	1,429,825

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$720	$776,677

		2,206,502

Michigan — 3.4%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,248	1,349,992
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	2,117	2,245,372

		3,595,364

New York — 8.5%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,460	1,601,474
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(a)	310	330,037
5.75%, 02/15/47	190	203,028
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,670,176
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	2,030	2,216,150
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	810	960,968

		8,981,833

North Carolina — 1.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	800	931,984
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	761	795,179

		1,727,163

Pennsylvania — 4.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,206,495
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,379	1,644,519

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	$1,280	$1,519,142

		4,370,156

Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,532	1,633,363

Texas — 3.8%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	780	856,462
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(j):
5.00%, 08/15/19(a)	527	528,516
5.00%, 08/15/38	404	404,269
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,154,239
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	975	1,066,301

		4,009,787

Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,155	1,156,296

Security	Par (000)	Value

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(j)	$1,413	$1,740,690

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,161	1,247,462

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.4% (Cost — $44,493,139)		46,967,563

Total Long-Term Investments — 167.6% (Cost — $164,498,141)		177,243,877

Liabilities in Excess of Other Assets — (1.9)%		(2,061,657)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.1)%		(26,512,224)

VMTP Shares, at Liquidation Value — (40.6)%		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$105,769,996

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Non-income producing security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2019 to February 15, 2031, is $3,653,388.

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD)

During the period ended July 31, 2019, investments in issuers considered to be an affiliates/affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	—	—	—	$—	$197	$47	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	6	09/19/19	$765	$(5,831)
Long U.S. Treasury Bond	38	09/19/19	5,913	(85,811)
5-Year U.S. Treasury Note	12	09/30/19	1,411	(1,796)

				$(93,438)

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$177,243,877	$—	$177,243,877

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(93,438)	$—	$—	$(93,438)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(26,423,442)	$—	$(26,423,442)
VMTP Shares at Liquidation Value	—	(42,900,000)	—	(42,900,000)

	$—	$(69,323,442)	$—	$(69,323,442)

11